Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2010 Fund

June 30, 2021

Z10-QTLY-0821
1.9884232.104

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	222	$4,268
Fidelity Series Commodity Strategy Fund (a)	679	3,781
Fidelity Series Large Cap Growth Index Fund (a)	155	2,721
Fidelity Series Large Cap Stock Fund (a)	152	3,013
Fidelity Series Large Cap Value Index Fund (a)	372	5,745
Fidelity Series Small Cap Opportunities Fund (a)	79	1,435
Fidelity Series Value Discovery Fund (a)	126	2,127
TOTAL DOMESTIC EQUITY FUNDS
(Cost $17,234)		23,090

International Equity Funds - 17.4%
Fidelity Series Canada Fund (a)	96	1,350
Fidelity Series Emerging Markets Fund (a)	86	1,054
Fidelity Series Emerging Markets Opportunities Fund (a)	352	9,468
Fidelity Series International Growth Fund (a)	161	3,153
Fidelity Series International Index Fund (a)	107	1,319
Fidelity Series International Small Cap Fund (a)	50	1,108
Fidelity Series International Value Fund (a)	281	3,141
Fidelity Series Overseas Fund (a)	231	3,147
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,513)		23,740

Bond Funds - 48.6%
Fidelity Series Corporate Bond Fund (a)	905	10,095
Fidelity Series Emerging Markets Debt Fund (a)	80	744
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	24	245
Fidelity Series Floating Rate High Income Fund (a)	15	143
Fidelity Series Government Bond Index Fund (a)	1,185	12,588
Fidelity Series High Income Fund (a)	90	860
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,216	13,349
Fidelity Series International Credit Fund (a)	6	66
Fidelity Series Investment Grade Bond Fund (a)	1,180	13,833
Fidelity Series Investment Grade Securitized Fund (a)	924	9,559
Fidelity Series Long-Term Treasury Bond Index Fund (a)	491	4,111
Fidelity Series Real Estate Income Fund (a)	45	520
TOTAL BOND FUNDS
(Cost $64,278)		66,113

Short-Term Funds - 17.0%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	6,180	6,180
Fidelity Series Short-Term Credit Fund (a)	392	3,978
Fidelity Series Treasury Bill Index Fund (a)	1,306	13,061
TOTAL SHORT-TERM FUNDS
(Cost $23,158)		23,219
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $122,183)		136,162
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$136,162

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$4,251	$130	$559	$--	$84	$362	$4,268
Fidelity Series Canada Fund	1,142	135	37	--	5	105	1,350
Fidelity Series Commodity Strategy Fund	3,632	20	352	--	18	463	3,781
Fidelity Series Corporate Bond Fund	9,655	257	87	64	--	270	10,095
Fidelity Series Emerging Markets Debt Fund	713	12	--	8	--	19	744
Fidelity Series Emerging Markets Debt Local Currency Fund	236	1	--	--	--	8	245
Fidelity Series Emerging Markets Fund	1,148	12	153	--	23	24	1,054
Fidelity Series Emerging Markets Opportunities Fund	10,376	157	1,535	--	324	146	9,468
Fidelity Series Floating Rate High Income Fund	140	2	--	1	--	1	143
Fidelity Series Government Bond Index Fund	11,904	547	36	32	(1)	174	12,588
Fidelity Series Government Money Market Fund 0.08%	7,262	135	1,217	1	--	--	6,180
Fidelity Series High Income Fund	825	16	--	10	--	19	860
Fidelity Series Inflation-Protected Bond Index Fund	12,732	345	14	--	--	286	13,349
Fidelity Series International Credit Fund	64	1	--	--	--	1	66
Fidelity Series International Growth Fund	2,809	308	210	--	16	230	3,153
Fidelity Series International Index Fund	1,173	134	49	--	7	54	1,319
Fidelity Series International Small Cap Fund	1,013	67	47	--	7	68	1,108
Fidelity Series International Value Fund	2,806	416	161	--	12	68	3,141
Fidelity Series Investment Grade Bond Fund	13,214	446	48	69	--	221	13,833
Fidelity Series Investment Grade Securitized Fund	9,257	304	47	5	--	45	9,559
Fidelity Series Large Cap Growth Index Fund	2,683	56	322	12	90	214	2,721
Fidelity Series Large Cap Stock Fund	2,930	39	168	--	39	173	3,013
Fidelity Series Large Cap Value Index Fund	5,596	187	330	--	32	260	5,745
Fidelity Series Long-Term Treasury Bond Index Fund	3,579	389	86	23	(20)	249	4,111
Fidelity Series Overseas Fund	2,814	349	238	--	47	175	3,147
Fidelity Series Real Estate Income Fund	498	2	6	1	--	26	520
Fidelity Series Short-Term Credit Fund	3,580	407	5	14	--	(4)	3,978
Fidelity Series Small Cap Opportunities Fund	1,415	46	66	--	14	26	1,435
Fidelity Series Treasury Bill Index Fund	11,541	1,520	--	2	--	--	13,061
Fidelity Series Value Discovery Fund	2,068	55	113	--	24	93	2,127
Total	$131,056	$6,495	$5,886	$242	$721	$3,776	$136,162

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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